Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	37
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$63,377,513.67	0.1348458	$46,177,597.90	0.0982502	$17,199,915.78
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$253,707,513.67	0.1914297	$236,507,597.90	0.1784519	$17,199,915.78

Weighted Avg. Coupon (WAC)	3.27%		3.27%
Weighted Avg. Remaining Maturity (WARM)	25.63		24.75
Pool Receivables Balance	$278,078,631.88		$260,520,137.40
Remaining Number of Receivables	35,647		34,788

Adjusted Pool Balance	$273,737,714.05		$256,537,798.27

III. COLLECTIONS

Principal:
Principal Collections	$17,069,875.54
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$320,757.27
Total Principal Collections	$17,390,632.81

Interest:
Interest Collections	$737,407.96
Late Fees & Other Charges	$41,307.12
Interest on Repurchase Principal	$-
Total Interest Collections	$778,715.08

Collection Account Interest	$7,906.64
Reserve Account Interest	$1,784.22
Servicer Advances	$-

Total Collections	$18,179,038.75

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Hyundai Auto Receivables Trust 2014-B

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	37
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$18,179,038.75
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,179,038.75

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$231,732.19	$-	$231,732.19	$231,732.19
	Collection Account Interest					$7,906.64
	Late Fees & Other Charges					$41,307.12
Total due to Servicer						$280,945.95

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$47,533.14		$47,533.14
	Class A-4 Notes		$122,713.00		$122,713.00

	Total Class A interest:		$170,246.14		$170,246.14	$170,246.14

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$17,568,848.66

9.	Regular Principal Distribution Amount:					$17,199,915.78

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$17,199,915.78
	Class A-4 Notes				$-
	Class A Notes Total:		$17,199,915.78		$17,199,915.78
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$17,199,915.78		$17,199,915.78

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					368,932.88

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,340,917.83
Beginning Period Amount	$4,340,917.83
Current Period Amortization	$358,578.70
Ending Period Required Amount	$3,982,339.13
Ending Period Amount	$3,982,339.13
Next Distribution Date Required Amount	$3,640,574.37

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Hyundai Auto Receivables Trust 2014-B

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	37
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	7.32%	7.81%	7.81%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.40%	34,230	97.51%	$254,027,098.01
30 - 60 Days	1.34%	465	2.04%	$5,309,006.90
61 - 90 Days	0.21%	74	0.37%	$956,894.38
91-120 Days	0.05%	19	0.09%	$227,138.11
121 + Days	0.00%	0	0.00%	$-
Total		34,788		$260,520,137.40

Delinquent Receivables 30+ Days Past Due
Current Period	1.60%	558	2.49%	$6,493,039.39
1st Preceding Collection Period	1.43%	509	2.16%	$6,017,698.98
2nd Preceding Collection Period	1.42%	519	2.18%	$6,441,466.21
3rd Preceding Collection Period	1.43%	537	2.14%	$6,769,536.23
Four-Month Average	1.47%		2.25%

Repossession in Current Period		27		$309,393.69
Repossession Inventory		84		$276,192.81

Current Charge-Offs
Gross Principal of Charge-Offs				$488,618.94
Recoveries				$(320,757.27)
Net Loss				$167,861.67

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.72%

Average Pool Balance for Current Period				$269,299,384.64

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.75%
1st Preceding Collection Period				0.58%
2nd Preceding Collection Period				1.18%
3rd Preceding Collection Period				0.25%
Four-Month Average				0.69%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	42	2,637	$40,224,972.36
Recoveries	41	2,367	$(22,581,449.84)
Net Loss			$17,643,522.52
Cumulative Net Loss as a % of Initial Pool Balance			1.29%

Net Loss for Receivables that have experienced a Net Loss *	33	2,195	$17,715,756.41
Average Net Loss for Receivables that have experienced a Net Loss			$8,070.96

Principal Balance of Extensions			$994,234.14
Number of Extensions			83

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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